Financial risk review - Change from Allowance for Credit Loss (Details) - Allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit risk
Total	$ 22,119	$ 17,299	$ 27,463
Amortized cost
Credit risk
Total	(281)	(652)	687
FVOCI
Credit risk
Total	(7)	22	(9)
Bank deposits
Credit risk
Total	155	0	0
Loans | Amortized cost
Credit risk
Total	15,029	17,613	25,354
Loans | FVOCI
Credit risk
Total	468	0	0
Commitments, financial guarantee contracts and acceptances outstanding
Credit risk
Total	$ 6,755	$ 316	$ 1,431